Label	Element	Value
Calamos Nasdaq-100 Structured Alt Protection ETF - June
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Nasdaq-100 Structured Alt Protection ETF – June